Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Of Financial Instruments [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2025 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	315,467,772	315,467,772	259,373,317	56,094,455	—
- Derivatives	38,865,250	38,865,250	11,792,046	27,073,204	—
- Equity instruments	11,794,486	11,794,486	11,794,486	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	3,084,239,647	3,084,239,647	2,727,544,858	356,694,789	—
- Equity instruments	10,729,531	10,729,531	4,294,797	1,374,295	5,060,439
Total	3,461,096,686	3,461,096,686	3,014,799,504	441,236,743	5,060,439

Financial liabilities at fair value through profit or loss

Derivatives	6,495,701	6,495,701	4,148,017	2,347,684	—
Total	6,495,701	6,495,701	4,148,017	2,347,684	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2024 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	120,757,396	120,757,396	108,311,232	12,446,164	—
- Derivatives	12,975,192	12,975,192	1,133,198	11,841,994	—
- Equity instruments	11,713,449	11,713,449	11,713,449	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	3,238,293,701	3,238,293,701	3,141,426,789	93,199,886	3,667,026
- Equity instruments	5,923,047	5,923,047	—	1,013,562	4,909,485
Total	3,389,662,785	3,389,662,785	3,262,584,668	118,501,606	8,576,511

Financial liabilities at fair value through profit or loss
Derivatives	5,075,959	5,075,959	—	5,075,959	—
Total	5,075,959	5,075,959	—	5,075,959	—

Summary of Transfers Between Hierarchy Levels From Level 1 to Level 2
The following instruments measured at fair value were transferred from Level 1 to Level 2 of the fair value hierarchy as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026	1,475,644	—

Summary of Transfers Between Hierarchy Levels From Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Corporate Bond 360 Energy Solar S.A. Series 4 in USD at a fixed interest rate. Maturity 10-30-2027	3,353,010	—
Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028	3,422,332	—
Corporate Bond Minera EXAR Series 1 in USD. Maturity 11-11-2027	2,873,434	—
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028	2,804,442	—

Summary of Reconciliation of Level 3 Assets and Liabilities
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Balance at the beginning of the fiscal year	8,576,511	19,314,068
Private securities - Corporate bonds	(2,787,594)	(2,503,600)
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	—	(656,042)
Equity instruments	1,328,354	2,866,836
Net monetary inflation adjustment	(2,056,832)	(10,444,751)
Balance at year-end	5,060,439	8,576,511

Summary of Assets and Liabilities Not Measured At Fair Value
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2025 is detailed below:

	Book value	Carrying amount presented as fair value	Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	4,752,284,950	4,752,284,950	4,752,284,950	—	—
Other financial assets	727,280,010	727,280,010	727,280,010	—	—
Debt securities	583,277,961	—	593,116,409	593,116,409	—
Loans and advances	14,448,211,657	3,152,686	15,185,076,086	269,690,259	14,912,233,141

Financial liabilities

Deposits	17,205,076,066	10,428,091,193	17,280,435,013	—	6,852,343,820
Repurchase agreements	468,228,307	468,228,307	468,228,307	—	—
Other financial liabilities	1,775,679,896	1,775,679,896	1,775,679,896	—	—
Bank loans	826,663,992	—	868,004,121	868,004,121	—
Debt securities issued	615,321,191	—	655,659,780	655,659,780	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2024 is detailed below:

	Book value	Carrying amount presented as fair value	Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets
Cash and cash equivalents	3,714,135,212	3,714,135,212	3,714,135,212	—	—
Other financial assets	776,541,869	776,541,869	776,541,869	—	—
Debt securities	200,648,357	—	211,282,379	211,282,379	—
Loans and advances	9,916,843,857	1,269,080	10,417,817,161	91,383,844	10,325,164,237
Financial liabilities

Deposits	13,062,299,276	8,825,094,041	13,130,190,643	—	4,305,096,602
Other financial liabilities	1,572,445,423	1,572,445,423	—	—	—
Bank loans	264,320,232	—	261,734,995	261,734,995	—
Debt securities issued	152,462,334	—	154,281,336	154,281,336	—